Prepayments and Other Current and Non-current Assets (Details 7) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Balance at the beginning of the year	$ (675)	(4,140)	(60)	(60)	(1,723)
Provision for doubtful accounts	0	0	(4,080)	0	0
Write-offs	414	2,538	0	0	0
Decrease due to disposal of P3A	0	0	0	0	1,663
Balance at the end of the year	$ (261)	(1,602)	(4,140)	(60)	(60)